Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000030134 | 10643557
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030134 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000030134 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030134 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192686 | Credit Rating Other LineNR
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000192686 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192686 | AA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000192686 | A
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000192686 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000192686 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090717 | Credit Rating Other LineNR
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000090717 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090717 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090717 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090717 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090717 | AA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000090717 | A
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000090717 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000090717 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000090717 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000090717 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000090717 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090717 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091758 | 10645580
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091758 | 10644386
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091758 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000091758 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000091758 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000091758 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091758 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091758 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091758 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091758 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.10%